Fully Benefit-Responsive Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contracts
(6)    Fully Benefit-Responsive Investment Contracts

The Plan holds an investment in The Principal Guaranteed Option. This contract meets the fully benefit-responsive investment contract (“FBRC”) and as such, ASU 2015-12 Plan Accounting (Topic 960): Defined Benefit Pension Plans states that FBRCs should be measured, presented and disclosed only at contract value and fair value information is not required. Contract value is the relevant measure for FBRC contracts. This represents the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals, and administrative expenses. The contract value of the Principal Guaranteed Option was $38,652,083 and $52,040,423 as of December 31, 2025 and December 31, 2024, respectively.

The contract issuer is contractually obligated to repay the principal and interest at a specified interest rate that is guaranteed to the Plan. The crediting rate is based on a formula established by the contract issuer but may not be less than 1.0%. The crediting rate is reviewed on a semi-annual basis for resetting. The contract cannot be terminated before the scheduled maturity date.

The Plan’s ability to receive amounts due in accordance with fully benefit-responsive investment contracts is dependent on the third-party issuers’ ability to meet their financial obligations. The issuers’ ability to meet their contractual obligations may be affected by future economic and regulatory developments.

Certain events might limit the ability of the Plan to transact at contract value with the contract issuers. Examples of such events include the following:
•The Plan’s failure to qualify under Section 401(a) of the Code or the failure of the trust to be tax-exempt under Section 501(a) of the Code
•Premature termination of the contract
•Plan termination or merger
•Changes to the Plan’s prohibition on competing investment options
•Bankruptcy of the plan sponsor or other plan sponsor events (e.g., divestitures or spin-offs of a subsidiary) that significantly affect the Plan’s normal operations
No events are probable of occurring that might limit the ability of the Plan to transact at contract value with the contract issuers and would limit the ability of the Plan to transact at contract value with the participants.

In addition, certain events allow the issuers to terminate the contract with the Plan and settle at an amount different from contract value. Examples of such events include the following:
•An uncured violation of the Plan’s investment guidelines
•A breach of material obligation under the contract
•A material misrepresentation
•A material amendment to the agreements without the consent of the issuer